Plant and Equipment	12 Months Ended
Jun. 30, 2023
Plant and Equipment
Plant and Equipment

5. Plant and Equipment

				Asset under
			Demonstration	construction –
			plant (formerly	Aqualung Carbon
	Leasehold	Furniture and	Pilot plant)	Capture pilot
Cost	improvements	fixtures	(Note 8)	plant	Total
	$	$	$	$	$
June 30, 2021	—	—	24,720	—	24,720
Additions	—	—	1,929	—	1,929
June 30, 2022	—	—	26,649	—	26,649
Additions	187	12	—	1,778	1,977
June 30, 2023	187	12	26,649	1,778	28,626

Accumulated amortisation
June 30, 2021	—	—	(12,381)	—	(12,381)
Amortisation	—	—	(13,356)	—	(13,356)
Effect of foreign exchange translation	—	—	73	—	73
June 30, 2022	—	—	$(25,664)	—	(25,664)
Amortisation	(6)	(1)	(207)	—	(214)
Effect of foreign exchange translation	—	—	17	—	17
June 30, 2023	(6)	(1)	(25,854)	—	(25,861)

Net book value
June 30, 2021	—	—	12,339	—	12,339
June 30, 2022	—	—	985	—	985
June 30, 2023	181	11	795	1,778	2,765

Asset under construction

Aqualung Carbon Capture Pilot Plant

The Company is developing the Aqualung Carbon Capture Pilot plant to capture CO2 emissions and permanently sequester them in Arkansas. The Pilot plant was installed as of January 31, 2023, and was still undergoing commissioning at the end of the fiscal year and was not available for use. Therefore, it was not subject to depreciation as at June 30, 2023.